Related party transactions:	12 Months Ended
Dec. 31, 2022
Related party transactions:
Related party transactions:

15.   Related party transactions:

(a)	There is no single ultimate controlling party.
(b)	Dr. Francesco Bellini, Chairman of the Board of Directors, provides ongoing advisory services to the Company under the terms of a consulting and services agreement between the Company and Picchio International, wholly-owned by Dr. Francesco Bellini and his spouse. The agreement has a one-year term and shall renew for successive one-year terms. The Company recorded fees and expenses of $295 and $304 (CAD $381 for both years) under the consulting and services agreement for the years ended December 31, 2022 and 2021, respectively.
(c)	Key management personnel:

The Chief Executive Officer, Chief Financial Officer, Chief Medical Officer, the Chief Scientific Officer, Senior Vice-Presidents and Directors of BELLUS Health are considered key management personnel.

15.   Related party transactions (continued):

(c)Key management personnel (continued):

The aggregate compensation to key management personnel of the Company for the years ended December 31, 2022 and 2021 is set out below:

	2022	2021

Short-term benefits	$4,573	$2,992
Stock-based compensation expense – DSU plan	551	1,777
Stock-based compensation expense – Stock option plan	7,824	4,952
	$12,948	$9,721